Warrant liabilities - Warrants were issued but not exercised (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Warrants
Outstanding, end of period	19,264,935	19,264,935
Public Warrants
Warrants
Outstanding, end of period	15,264,935	15,264,935
Convertible Notes Warrants
Warrants
Outstanding, end of period	4,000,000	4,000,000